Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39989
Entity Registrant Name	PyroGenesis Canada Inc.
Entity Primary SIC Number	3599
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1744, William St. Suite 200
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3J1R4
City Area Code	1-514
Local Phone Number	937-0002
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001743344
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1232	85
Auditor Name	Raymond Chabot	KPMG LLP
Auditor Location	Montréal, Canada	Montréal, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	P. Peter Pascali